RELATED PARTY TRANSACTIONS (Details Narrative)														1 Months Ended			3 Months Ended		6 Months Ended		8 Months Ended	12 Months Ended		17 Months Ended	23 Months Ended
		Mar. 21, 2017 USD ($) Number	Mar. 20, 2017 USD ($) $ / shares shares	Mar. 03, 2017 USD ($) $ / shares shares	Mar. 01, 2017 USD ($)	Feb. 10, 2017 USD ($)	Dec. 29, 2016 USD ($) shares	Dec. 21, 2016 USD ($) shares	Nov. 30, 2016 USD ($) $ / shares shares	Sep. 21, 2016 USD ($) $ / shares shares	Sep. 06, 2015 USD ($) Number shares	Jan. 08, 2015 USD ($) $ / shares shares	Jan. 05, 2015 USD ($)	Mar. 21, 2017 USD ($) Number shares	Dec. 29, 2016 USD ($)	Nov. 30, 2016 USD ($) $ / shares shares	Mar. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2016 $ / shares shares	Mar. 31, 2017 USD ($) $ / shares shares	Mar. 31, 2016 USD ($)	Sep. 30, 2016 USD ($) Number	Sep. 30, 2016 USD ($) Number $ / shares shares	Sep. 30, 2015 USD ($) $ / shares shares	Dec. 31, 2016 USD ($)	Mar. 25, 2015 USD ($)	Sep. 16, 2016 Number	Aug. 16, 2016 USD ($)	Dec. 23, 2015 USD ($)	Sep. 15, 2015 USD ($)	Sep. 14, 2015 $ / shares	Jun. 02, 2015 USD ($)	Apr. 14, 2015 USD ($)	Mar. 28, 2015 Number	Mar. 18, 2015 USD ($)	Sep. 22, 2014 USD ($)	Oct. 19, 2012 USD ($)
Proceeds from issuance of private placement																			$ 2,981,300
Marketing expense due																	$ 720,000		$ 720,000		$ 426,600	$ 426,600	$ 852,000
Accrued interest																					317,000	317,000
Number of shares converted | shares																			1,073,531
Principal investment in convertible notes																			$ 5,300,000
Interest																			$ 267,600
Purchase of convertible note																					6,000,000	$ 6,000,000	$ 3,000,000
Number of stock options granted | shares																	23,000	102,000				152,250	10,000
Exercise price (in dollars per share) | $ / shares																	$ 6.19	$ 6.00				$ 5.95	$ 16.00
Three-Month Long Consulting Engagement With Dr. Eric Warner [Member]
Total professional fees													$ 30,000
Number of stock options granted | shares												250,000
Exercise price (in dollars per share) | $ / shares												$ 0.25
Fair value of option												$ 28,300
Monthly professional fees													$ 10,000
Governance Agreements [Member] | Termination Agreements With Equity Dynamics,Inc [Member]
Number of directors nominated under agreement | Number																																	4
Governance Agreements [Member] | Termination Agreements With SAIL Capital Partners [Member]
Number of directors nominated under agreement | Number																																	3
Four Accredited Investors [Member]
Number of shares converted | shares											42,084
Principal investment in convertible notes											$ 200,000
Interest											$ 10,400
Four Accredited Investors [Member] | Private Placement [Member]
Number of accredited investors | Number		4												4
Number of common stock issued | shares								48,000						237,000
Proceeds from issuance of private placement								$ 300,000						$ 237,000
RSJ (Michal Votruba) [Member]
Number of shares converted | shares	[1]																		444,454
Principal investment in convertible notes	[1]																		$ 2,100,000
Interest	[1]																		$ 122,200
RSJ (Michal Votruba) [Member] | Subscription Agreement [Member]
Share price (in dollars per share) | $ / shares			$ 6.25
Number of common stock issued | shares			160,000
Proceeds from issuance of private placement			$ 1,000,000
John Pappajohn [Member]
Number of accredited investors | Number																										12
Number of shares converted | shares	[2]																		290,498
Principal investment in convertible notes	[2]																		$ 1,600,000
Interest	[2]																		$ 52,500
John Pappajohn [Member] | Private Placement [Member]
Share price (in dollars per share) | $ / shares																	$ 6.25		$ 6.25
Number of common stock issued | shares							16,000							72,000		32,000			120,000
Proceeds from issuance of private placement		$ 250,000				$ 200,000	$ 100,000		$ 200,000					$ 450,000	$ 100,000	$ 200,000			$ 750,000
Decision Calculus Associates (Jill Carpenter) [Member] | Marketing Services Consulting Agreement [Member]
Marketing expense paid per month					$ 3,000																10,000			$ 10,000
Marketing expense paid																								$ 170,000	$ 280,000
Marketing expense due																	$ 3,000		$ 3,000		$ 130,000	$ 130,000
Thomas Tierney (Tierney Family Trust) [Member]
Share price (in dollars per share) | $ / shares									$ 6.25							$ 6.25
Number of shares converted | shares	[3]																		137,328
Principal investment in convertible notes	[3]																		$ 640,000
Interest	[3]																		$ 46,600
Thomas Tierney (Tierney Family Trust) [Member] | Private Placement [Member]
Number of common stock issued | shares									32,000							32,000
Proceeds from issuance of private placement									$ 200,000							$ 200,000
Robin L. Smith [Member]
Share price (in dollars per share) | $ / shares									$ 6.25							$ 6.25
Number of shares converted | shares	[4]																		20,776
Principal investment in convertible notes	[4]																		$ 100,000
Interest	[4]																		$ 3,900
Robin L. Smith [Member] | Private Placement [Member]
Share price (in dollars per share) | $ / shares									$ 6.25							$ 6.25
Number of common stock issued | shares									16,000							16,000
Proceeds from issuance of private placement									$ 100,000							$ 100,000
Geoffrey E. Harris [Member]
Number of shares converted | shares	[5]																		2,058
Principal investment in convertible notes	[5]																		$ 10,000
Interest	[5]																		$ 300
Geoffrey E. Harris [Member] | Private Placement [Member]
Share price (in dollars per share) | $ / shares				$ 6.25
Number of common stock issued | shares				5,000										5,000
Proceeds from issuance of private placement				$ 31,250										$ 31,250
Seven Accredited Investors [Member] | Note Warrant [Member]
Number of accredited investors | Number																					7	7
Robert Follman (Follman Family Trust) [Member]
Number of shares converted | shares	[6]																		114,074
Principal investment in convertible notes	[6]																		$ 550,000
Interest	[6]																		$ 20,400
Convertible Notes [Member]
Aggregate principal amount																											$ 6,000,000
Conversion price (in dollars per share) | $ / shares										$ 5.00
Accrued interest																											$ 317,000
Number of shares converted | shares										1,263,406
Convertible Notes [Member] | Directors and Officer [Member]
Aggregate principal amount										$ 5,300,000
5% Senior Secured Notes Convertible (the "September 2014 Notes") [Member] | Original Note Purchase Agreement [Member]
Aggregate principal amount																																			$ 2,500,000
Accrued interest																												$ 121,900
Purchase of convertible note																							$ 3,000,000					$ 3,121,900
5% Senior Secured Notes Convertible (the "September 2014 Notes") [Member] | Amendment Note Purchase Agreement [Member]
Aggregate principal amount																																$ 3,000,000
Conversion price (in dollars per share) | $ / shares																														$ 10.00
5% Senior Secured Notes Convertible (the "September 2014 Notes") [Member] | John Pappajohn [Member]
Accrued interest																					$ 10,400	$ 10,400
5% Senior Secured Notes Convertible (the "September 2014 Notes") [Member] | John Pappajohn [Member] | Original Note Purchase Agreement [Member]
Purchase of convertible note																													$ 100,000		$ 100,000			$ 100,000	$ 200,000
5% Senior Secured Notes Convertible (the "September 2014 Notes") [Member] | John Pappajohn [Member] | Original Note Purchase Agreement [Member] | Private Placement [Member]
Number of accredited investors | Number											4
Proceeds from issuance of private placement											$ 50,000
Secured Convertible Promissory Notes (September 2015 Notes) [Member] | John Pappajohn [Member] | Amendment Note Purchase Agreement [Member]
Purchase of convertible note																													$ 100,000
October 2012 Note [Member] | Robert Follman (Follman Family Trust) [Member]
Purchase of convertible note																																				$ 200,000

[1]	RSJ PE is a greater than 10% shareholder. Michal Votruba, a Director for Life Sciences for the RSJ/Gradus Fund, joined our Board on July 30, 2015.
[2]	John Pappajohn is a member of the Board. He purchased $1,600,000 of Notes of which $200,000 were assigned to four accredited investors on September 6, 2015. Approximately $10,400 of the total interest was attributable to such transferred Notes, resulting in an aggregate of 42,084 shares being issued upon the conversion of such transferred Notes.
[3]	Thomas Tierney is a trustee of the Tierney Family Trust. Mr. Tierney originally joined the Board on February 25, 2013 and served as Chairman of the Board from March 26, 2013 through his resignation on May 22, 2015. On September 29, 2016 Mr. Tierney rejoined the Board. The Tierney Family Trust is a greater than 5% shareholder of the Company.
[4]	Dr. Robin Smith is the Chairman of the Board.
[5]	Geoffrey Harris is a member of the Board and Chairman of the Audit Committee.
[6]	Robert Follman is a trustee of the Follman Family Trust and is a member of the Board.